Income Taxes - Schedule of Provision for Domestic and Foreign Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Current income taxes:
Federal	$ 15,709	$ 33,433	$ 31,466
State	10,402	13,916	10,071
Foreign	49,698	52,891	40,853
Current provision for income taxes	75,809	100,240	82,390
Deferred income taxes:
Federal	24,832	(5,380)	(15,693)
State	3,964	(1,853)	(2,904)
Foreign	3,025	829	(13,712)
Deferred benefit for income taxes	31,821	(6,404)	(32,309)
Total provision for income taxes	$ 107,630	$ 93,836	$ 50,081